CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	¥ 58,546	$ 8,021	¥ 172,122	¥ 188,466
Net cash provided by (used in) investing activities	(52,762)	(7,228)	(6,509)	(32,842)
Net cash used in financing activities	(102,283)	(14,013)	(9,448)	(6,956)
Effect of exchange rate changes on cash and cash equivalents	6,024	825	7,603	45,969
Net change in cash and cash equivalents	(90,475)	(12,395)	163,768	194,637
Cash and cash equivalents at the beginning of the year	1,213,767	166,285	1,049,999	855,362
Cash and cash equivalents at the end of the year	1,123,292	153,890	1,213,767	1,049,999
Parent Company | Reportable legal entities
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	(2,663)	(365)	(15,968)	(18,992)
Net cash provided by (used in) investing activities	62,597	8,576	(25,483)	(1,655)
Net cash used in financing activities	(44,853)	(6,145)	(9,448)	(6,956)
Effect of exchange rate changes on cash and cash equivalents	2,173	297	2,648	17,047
Net change in cash and cash equivalents	17,254	2,363	(48,251)	(10,556)
Cash and cash equivalents at the beginning of the year	138,574	18,985	186,825	197,381
Cash and cash equivalents at the end of the year	¥ 155,828	$ 21,348	¥ 138,574	¥ 186,825